Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

August 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y shares, as applicable, of Invesco Oppenheimer International Diversified Fund and Invesco Oppenheimer Main Street Small Cap Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 149 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 149 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5086 or at Emily.Ast@invesco.com.

Very truly yours,

/s/ Emily Ast
Emily Ast
Senior Counsel